Share Capital (Details) - Schedule of stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of options, Outstanding at beginning	1,506,138	414,568
Weighted average exercise price, Outstanding at beginning	$ 3.53	$ 13.88
Number of options, Outstanding at ending		1,506,138
Weighted average exercise price, Outstanding at ending		$ 3.53
Number of options, Granted		1,145,000
Weighted average exercise price, Granted		$ 1.15
Number of options, Expired/Cancelled		(53,430)
Weighted average exercise price, Expired/Cancelled		$ 30.9
Restricted Share Units [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of options, Outstanding at beginning	3,165,000
Weighted average exercise price, Outstanding at beginning	$ 1.05
Number of options, Outstanding at ending		3,165,000
Weighted average exercise price, Outstanding at ending		$ 1.05
Number of options, Granted		3,195,000
Weighted average exercise price, Granted		$ 1.05
Number of options, Exercised		(30,000)
Weighted average exercise price, Exercised		$ 1.1
Agents’ Options [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of options, Outstanding at beginning	931,507	445,926
Weighted average exercise price, Outstanding at beginning	$ 4.12	$ 7.51
Number of options, Outstanding at ending		931,507
Weighted average exercise price, Outstanding at ending		$ 4.12
Number of options, Granted		487,283
Weighted average exercise price, Granted		$ 2.51
Number of options, Expired/Cancelled		(1,702)
Weighted average exercise price, Expired/Cancelled		$ 20.49
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of options, Outstanding at beginning	34,132,071	5,121,328
Weighted average exercise price, Outstanding at beginning	$ 1.76	$ 7.64
Number of options, Outstanding at ending	34,132,071	34,132,071
Weighted average exercise price, Outstanding at ending	$ 1.47	$ 1.76
Number of options, Granted	18,042,857	29,139,129
Weighted average exercise price, Granted	$ 0.2	$ 0.94
Number of options, Exercised	(18,042,857)
Weighted average exercise price, Exercised	$ 0.2
Number of options, Expired/Cancelled		(128,386)
Weighted average exercise price, Expired/Cancelled		$ 33.47